UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22021
                                                     ---------

                    The Gabelli Healthcare & WellnessRx Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Agnes Mullady
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                  [LOGO OMITTED]
                                                        THE GABELLI HEALTHCARE &
                                                               WELLNESSRx TRUST

                   THE GABELLI HEALTHCARE & WELLNESSRx TRUST

                              Third Quarter Report
                               September 30, 2007

TO OUR SHAREHOLDERS,

     During the third quarter of 2007, The Gabelli Healthcare & WellnessRx Trust's (the "Fund") total return was 1.88% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Index rose 2.33%. The Fund's market price on September 30, 2007 was $8.05, which equates to a 1.23% discount to its NAV of $8.15 at the end of the quarter. The Fund's market price, adjusted for distributions, rose 1.26% during the third quarter.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                     RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                     --------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                        QUARTER      (06/28/07)
                                                        -------      ----------
  GABELLI HEALTHCARE & WELLNESSRx TRUST
    NAV TOTAL RETURN (B).............................    1.88%          1.88%
    INVESTMENT TOTAL RETURN (C)......................    1.26           0.63
  S&P 500 Index......................................    2.33           2.33(d)
  S&P 500 Health Care Index..........................    1.05           0.63
  S&P 500 Consumer Staples Index.....................    4.80           4.73

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500, S&P 500 HEALTH CARE, AND S&P 500 CONSUMER STAPLES INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $8.00.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $8.00.
(d)  RETURN IS FROM JUNE 30, 2007.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                    THE GABELLI HEALTHCARE & WELLNESSRx TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                   MARKET
    SHARES                                         VALUE
   --------                                       --------
               COMMON STOCKS -- 63.8%
               BEVERAGES -- 3.0%
      30,000   ITO EN Ltd....................   $   731,293
       7,500   ITO EN Ltd., Preference+......       149,197
       8,000   PepsiCo Inc...................       586,080
       3,000   Sapporo Holdings Ltd..........        19,824
      10,000   The Coca-Cola Co..............       574,700
                                                -----------
                                                  2,061,094
                                                -----------
               BIOTECHNOLOGY -- 2.0%
         200   Alnylam Pharmaceuticals Inc.+.         6,554
         200   Arena Pharmaceuticals Inc.+...         2,190
      35,000   Array Biopharma Inc.+.........       393,050
       6,000   Cephalon Inc.+................       438,360
       5,500   Crucell NV, ADR+..............       113,520
       7,200   Gilead Sciences Inc.+.........       294,264
      30,200   Monogram Biosciences Inc.+....        43,186
       9,200   Vanda Pharmaceuticals Inc.+...       127,972
                                                -----------
                                                  1,419,096
                                                -----------
               CHEMICALS -- 0.6%
       8,000   International Flavors &
                 Fragrances Inc. ............       422,880
                                                -----------
               FOOD AND STAPLES RETAILING -- 5.6%
       6,000   Costco Wholesale Corp.........       368,220
      29,000   CVS Caremark Corp.............     1,149,270
       6,000   Pathmark Stores Inc.+.........        76,500
      21,000   The Great Atlantic &
                 Pacific Tea Co. Inc.+.......       639,660
         500   Village Super Market Inc., Cl. A      26,000
      10,000   Wal-Mart Stores Inc...........       436,500
      24,000   Whole Foods Market Inc........     1,175,040
                                                -----------
                                                  3,871,190
                                                -----------
               FOOD AND BEVERAGES -- 19.3%
      20,000   Cadbury Schweppes plc, ADR....       930,400
      25,000   Campbell Soup Co..............       925,000
      25,000   Dean Foods Co.................       639,500
      95,000   Del Monte Foods Co............       997,500
      22,000   Flowers Foods Inc.............       479,600
      17,000   General Mills Inc.............       986,170
      18,000   Groupe Danone.................     1,416,818
       2,000   Groupe Danone, ADR............        31,401
      10,000   H.J. Heinz Co.................       462,000
      16,000   Hain Celestial Group Inc.+....       514,080
      10,000   Kellogg Co....................       560,000
      16,000   Kerry Group plc, Cl. A........       472,098
      34,000   Kikkoman Corp.................       513,263
       8,000   Lifeway Foods Inc.+...........       134,640
     100,000   Meiji Seika Kaisha Ltd........       503,199

                                                   MARKET
    SHARES                                         VALUE
   --------                                       --------
       5,000   Morinaga Milk Industry Co. Ltd.  $    20,024
       3,400   Nestle SA.....................     1,527,335
         200   Nestle SA, ADR................        22,385
       5,000   Parmalat SpA..................        17,753
      14,000   Rock Field Co. Ltd............       203,665
      13,000   Royal Numico NV...............     1,008,427
       3,800   Wimm-Bill-Dann Foods OJSC, ADR       415,492
      28,000   YAKULT HONSHA Co. Ltd.........       637,444
                                                -----------
                                                 13,418,194
                                                -----------
               HEALTH CARE EQUIPMENT AND SUPPLIES -- 23.8%
       8,000   Advanced Medical Optics Inc.+.       244,720
      32,500   AngioDynamics Inc.+...........       612,625
      70,000   Arrow International Inc.......     3,184,300
      17,000   Bausch & Lomb Inc.............     1,088,000
      11,000   Boston Scientific Corp.+......       153,450
      10,000   Cutera Inc.+..................       262,100
      33,000   Dade Behring Holdings Inc.....     2,519,550
      21,200   ev3 Inc.+.....................       348,104
       2,000   Exactech Inc.+................        32,100
      10,000   Greatbatch Inc.+..............       265,900
         200   Hospira Inc.+.................         8,290
      12,200   Kinetic Concepts Inc.+........       686,616
      74,200   Lifecore Biomedical Inc.+.....       957,180
      15,000   Medical Action
                 Industries Inc.+ ...........       354,900
       7,200   Medtronic Inc.................       406,152
       2,200   Mentor Corp...................       101,310
      25,000   Micrus Endovascular Corp.+....       456,750
      15,000   Orthofix International NV+....       734,550
      33,000   PolyMedica Corp...............     1,733,160
       3,200   Respironics Inc.+.............       153,696
      11,000   St. Jude Medical Inc.+........       484,770
       4,200   Thoratec Corp.+...............        86,898
      80,000   Vascular Solutions Inc.+......       638,400
      12,500   Zimmer Holdings Inc.+.........     1,012,375
                                                -----------
                                                 16,525,896
                                                -----------
               HEALTH CARE PROVIDERS AND SERVICES -- 3.6%
      12,000   Aetna Inc.....................       651,240
       3,200   Amedisys Inc.+................       122,944
       4,000   Healthways Inc.+..............       215,880
       9,200   NightHawk Radiology
                 Holdings Inc.+ .............       225,492
      18,000   Omnicare Inc..................       596,340
       1,000   Owens & Minor Inc.............        38,090
         200   Patterson Companies Inc.+.....         7,722
         200   PSS World Medical Inc.+.......         3,826
      13,200   UnitedHealth Group Inc........       639,276
                                                -----------
                                                  2,500,810
                                                -----------

               See accompanying notes to schedule of investments.

                    THE GABELLI HEALTHCARE & WELLNESSRx TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                   MARKET
    SHARES                                         VALUE
   --------                                       --------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 0.3%
       6,000   IMS Health Inc................   $   183,840
                                                -----------
               PHARMACEUTICALS -- 5.6%
      13,000   Abbott Laboratories...........       697,060
         200   Alpharma Inc., Cl. A..........         4,272
      14,200   Barr Pharmaceuticals Inc.+....       808,122
      14,300   Inspire Pharmaceuticals Inc.+.        76,791
      18,000   Johnson & Johnson.............     1,182,600
      17,000   K-V Pharmaceutical Co., Cl. A+       486,200
         200   Matrixx Initiatives Inc.+.....         3,952
       8,200   Merck & Co. Inc...............       423,858
       2,200   Pain Therapeutics Inc.+.......        20,570
       4,000   Wyeth.........................       178,200
                                                -----------
                                                  3,881,625
                                                -----------
               TOTAL COMMON STOCKS...........    44,284,625
                                                -----------
   PRINCIPAL
    AMOUNT
   ---------
               U.S. GOVERNMENT OBLIGATIONS -- 36.2%
 $25,372,000   U.S. Treasury Bills,
                 3.643% to 3.873%++,
                 10/04/07 to 12/27/07........    25,149,915
                                                -----------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $68,569,853)......................   $69,434,540
                                                ===========
   --------------
            Aggregate book cost..............   $68,569,853
                                                ===========
            Gross unrealized appreciation....   $ 1,844,315
            Gross unrealized depreciation....      (979,628)
                                                -----------
            Net unrealized appreciation
              (depreciation) ................   $   864,687
                                                ===========
   --------------
   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   ADR  American Depository Receipt

                                       % OF
                                      MARKET       MARKET
                                       VALUE        VALUE
                                     -------       -------
GEOGRAPHIC DIVERSIFICATION
North America.....................      86.3%   $59,966,452
Europe............................       8.6      5,955,629
Japan.............................       4.0      2,777,909
Latin America.....................       1.1        734,550
                                       -----    -----------
Total Investments.................     100.0%   $69,434,540
                                       =====    ===========

               See accompanying notes to schedule of investments.

                    THE GABELLI HEALTHCARE & WELLNESSRx TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

--------------------------------------------------------------------------------
                    THE GABELLI HEALTHCARE & WELLNESSRx TRUST
                            AND YOUR PERSONAL PRIVACY

     WHO ARE WE?
     The Gabelli Healthcare & WellnessRx Trust (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order,
     for  example,   to  participate  in  our  dividend   reinvestment  plan.

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell, it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                      [This page intentionally left blank.]

                              TRUSTEES AND OFFICERS
                    THE GABELLI HEALTHCARE & WELLNESSRx TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422


TRUSTEES
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Dr. Thomas E. Bratter
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.

Robert C. Kolodny, MD
   PHYSICIAN, AUTHOR, AND LECTURER,
   GENERAL PARTNER OF KBS PARTNERSHIP

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Agnes Mullady
   PRESIDENT AND TREASURER

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

David I. Schachter
   VICE PRESIDENT

Adam E. Tokar
   ASSISTANT VICE PRESIDENT & OMBUDSMAN

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
Mellon Trust of New England, N.A.

COUNSEL
Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING
                                                 Common
                                                 ------
NYSE-Symbol:                                       GRX
Shares Outstanding:                             8,474,459

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI HEALTHCARE &
WELLNESSRx TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                                            THIRD QUARTER REPORT
                                                            SEPTEMBER 30, 2007



                                                                     GRX Q3/2007

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Healthcare & WellnessRx Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Executive Officer and Principal Financial Officer


Date                       November 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Executive Officer and Principal Financial Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.